UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, D.C. 20549

FORM N-Q

                               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Money Market Fund
(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005

(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (35.8%)
$ 47,800,000	Bank of Montreal	06/07/11	0.370%	$ 47,814,208
20,000,000	Bank of Nova Scotia	05/03/11	0.270	20,000,000
25,000,000	Bank of Nova Scotia1	10/31/11	0.504	25,029,337
35,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	05/06/11	0.300	35,000,000
20,000,000	Barclays Bank, Plc.	05/27/11	0.680	20,000,000
25,000,000	Barclays Bank, Plc.	12/02/11	0.550	25,000,000
20,000,000	BNP Paribas	05/06/11	0.330	20,000,000
24,000,000	BNP Paribas	06/08/11	0.410	24,000,000
6,000,000	BNP Paribas	06/29/11	0.330	6,000,000
30,000,000	Citibank N.A.	06/01/11	0.250	30,000,000
20,000,000	Credit Suisse	04/29/11	0.180	20,000,000
28,000,000	Credit Suisse	08/24/11	0.340	28,000,000
25,000,000	Deutsche Bank AG	06/21/11	0.480	25,000,000
11,600,000	DnB NOR Bank ASA	04/01/11	0.330	11,600,000
36,500,000	DnB NOR Bank ASA	06/01/11	0.250	36,500,000
21,000,000	Nordea Bank Finland, Plc.	07/28/11	0.420	21,002,058
22,000,000	Rabobank Nederland NV	05/09/11	0.270	22,000,000
26,500,000	Rabobank Nederland NV	05/18/11	0.310	26,500,000
20,000,000	Royal Bank of Scotland, Plc.	07/20/11	0.440	20,000,610
6,960,000	Royal Bank of Scotland, Plc.	08/19/11	0.980	6,967,481
28,000,000	Societe Generale1	11/04/11	0.550	28,000,000
20,000,000	Standard Chartered Bank	05/03/11	0.280	20,000,000
25,000,000	Standard Chartered Bank	10/04/11	0.720	25,000,000
25,000,000	Svenska Handelsbanken AB	04/12/11	0.285	25,000,000
24,000,000	Svenska Handelsbanken AB	06/13/11	0.365	24,000,243
29,000,000	UBS AG1	10/20/11	0.654	29,000,000
	Total Certificates of Deposit			621,413,937

	COMMERCIAL PAPER (18.6%)
5,000,000	Barclays US Funding Corp.2	06/24/11	0.250	4,997,083
9,000,000	DeKalb County Development Authority	04/06/11	0.280	9,000,000
24,000,000	Deutsche Bank Financial LLC2	04/27/11	0.290	23,994,973
17,000,000	ING US Funding LLC2	05/05/11	0.280	16,995,504
7,000,000	ING US Funding LLC2,3	06/02/11	0.303	6,996,349
26,000,000	ING US Funding LLC2,3	08/05/11	0.484	25,955,970
15,000,000	Inova Health System Foundation2	06/13/11	0.270	14,991,787
16,588,000	Johns Hopkins University	05/09/11	0.280	16,588,000
13,000,000	National Australia Funding Delaware, Inc.2,4	04/04/11	0.250	12,999,729
9,000,000	National Australia Funding Delaware, Inc.2,4	04/27/11	0.235	8,998,473
25,000,000	National Australia Funding Delaware, Inc.2,4	07/06/11	0.331	24,978,000
26,000,000	Nordea North America, Inc.2,3	05/02/11	0.243	25,994,571
22,000,000	Societe Generale North America, Inc.2,3	05/02/11	0.377	21,992,870
8,000,000	Texas Tech University	05/05/11	0.250	8,000,000
7,000,000	Texas Tech University	05/05/11	0.290	7,000,000
25,000,000	Toronto-Dominion Holdings USA, Inc.2,4	04/06/11	0.250	24,999,132
22,200,000	Toronto-Dominion Holdings USA, Inc.2,4	06/07/11	0.240	22,190,084
20,000,000	UBS Finance Delaware LLC2	04/18/11	0.255	19,997,592
11,250,000	University of Minnesota	05/23/11	0.280	11,250,000
15,000,000	University of Texas System	05/05/11	0.290	15,000,000
	Total Commercial Paper			322,920,117

	CORPORATE BONDS (0.3%)
4,900,000	Citigroup Funding, Inc.1,5	05/05/11	0.231	4,900,095
	Total Corporate Bonds			4,900,095

	MUNICIPAL BONDS (18.2%)
6,775,000	Bay Area Toll Authority1	04/07/11	0.170	6,775,000
1,700,000	Buncombe County, North Carolina1	04/07/11	0.340	1,700,000
2,000,000	Buncombe County, North Carolina1	04/07/11	0.340	2,000,000
2,000,000	Buncombe County, North Carolina1	04/07/11	0.340	2,000,000
17,000,000	California State Health Facilities Financing Authority1	04/06/11	0.230	17,000,000
6,000,000	Charleston, South Carolina, Waterworks & Sewer1	04/07/11	0.230	6,000,000
2,250,000	Charlotte, North Carolina1	04/07/11	0.230	2,250,000
9,290,000	Charlotte, North Carolina1	04/07/11	0.230	9,290,000
17,000,000	Connecticut State Health & Educational Facility Authority1	04/06/11	0.180	17,000,000
2,500,000	Delaware State Economic Development Authority1	04/07/11	0.250	2,500,000
4,715,000	Guilford County, North Carolina1	04/07/11	0.220	4,715,000
5,345,000	Houston, Texas, Higher Education Finance Corp.1	04/06/11	0.220	5,345,000
8,162,000	Illinois State Finance Authority1	04/07/11	0.210	8,162,000
9,870,000	Illinois State Finance Authority1	04/07/11	0.220	9,870,000
15,000,000	Kansas State Department of Transportation1	04/07/11	0.200	15,000,000
15,462,000	Massachusetts State Development Finance Agency1	04/07/11	0.190	15,462,000
12,100,000	Massachusetts State Health & Educational Facilities Authority1	04/07/11	0.160	12,100,000
16,660,000	Massachusetts State Health & Educational Facilities Authority1	04/07/11	0.250	16,660,000
14,070,000	Mecklenburg County, North Carolina1	04/07/11	0.240	14,070,000
17,695,000	Metropolitan Water District of Southern California1	04/07/11	0.190	17,695,000
17,000,000	Missouri State Health & Educational Facilities Authority1	04/07/11	0.220	17,000,000
2,575,000	New Hampshire State Health & Education Facilities Authority1	04/06/11	0.210	2,575,000
13,425,000	New Hampshire State Health & Education Facilities Authority1	04/06/11	0.210	13,425,000
3,740,000	New Jersey State Educational Facilities Authority1	04/06/11	0.220	3,740,000
4,605,000	New York State Dormitory Authority1	04/07/11	0.260	4,605,000
4,500,000	North Carolina State Capital Facilities Finance Agency1	04/07/11	0.220	4,500,000
6,400,000	North Carolina State Medical Care Commission1	04/07/11	0.220	6,400,000
2,385,000	Northampton County, Pennsylvania, Higher Education Authority1	04/07/11	0.230	2,385,000
4,995,000	State of Ohio1	04/06/11	0.200	4,995,000
1,000,000	Oklahoma State Turnpike Authority1	04/01/11	0.220	1,000,000
17,000,000	Pennsylvania State Turnpike Commission1	04/07/11	0.310	17,000,000
6,200,000	Private Colleges & Universities Authority1	04/07/11	0.200	6,200,000
16,600,000	San Diego County, California, Regional Transportation Commission1	04/07/11	0.220	16,600,000
7,355,000	Tempe, Arizona1	04/06/11	0.250	7,355,000
6,400,000	Union County, North Carolina1	04/06/11	0.260	6,400,000
15,375,000	University of Michigan1	04/07/11	0.220	15,375,000
	Total Municipal Bonds			315,149,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (11.5%)
50,000,000	Fannie Mae Discount Notes2	07/05/11	0.130	49,982,847
75,000,000	Federal Home Loan Bank Discount Notes2,3	06/15/11	0.120	74,981,251
75,000,000	Freddie Mac Discount Notes2,3	04/25/11	0.175	74,991,250
	Total U.S. Government Agency Obligations			199,955,348

	TIME DEPOSITS (7.8%)
45,000,000	Canadian Imperial Bank of Commerce	04/01/11	0.010	45,000,000
25,400,000	Commerzbank AG	04/01/11	0.010	25,400,000
65,000,000	HSBC Bank	04/01/11	0.090	65,000,000
	Total Time Deposits			135,400,000

	REPURCHASE AGREEMENTS (7.8%)
35,000,000	BNP Paribas (Agreement dated 3/31/11 collateralized by FNMA 4.000%, due 10/01/2040, value $35,700,000)	04/01/11	0.150	35,000,000
10,000,000	Deutsche Bank AG (Agreement dated 3/31/11 collateralized by FMAC 6.000%, due 06/01/2037, value $10,200,000)	04/01/11	0.200	10,000,000
55,000,000	Royal Bank of Canada (Agreement dated 3/31/11 collateralized by FNMA 3.500%-4.500%, due 09/01/40-12/01/40, value $56,100,000)	04/01/11	0.200	55,000,000
35,000,000	Societe Generale SA (Agreement dated 3/31/11 collateralized by FMAC 5.500%, due 04/01/34, value $18,749,460, FNMA 2.744%-3.343%, due 09/01/34-04/01/35, value $16,950,540)	04/01/11	0.150	35,000,000
	Total Repurchase Agreements			135,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			100.0%	$ 1,734,738,497
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0	281,775
NET ASSETS			100.0%	$ 1,735,020,272

_____________

1
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the March 31, 2011 coupon or interest rate.

2	Coupon represents a yield to maturity.
3	Coupon represents a weighted average rate.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at March 31, 2011 was $94,165,418 or 5.4% of net assets.

5	Guaranteed by the FDIC under the TLGP.

Abbreviations:

FMAC	−	First Home Mortgage Acceptance Corporation.
FNMA	−	Federal National Mortgage Association.
FDIC	−	Federal Deposit Insurance Corporation.
TLGP	−	Temporary Liquidity Guarantee Program.

FAIR VALUE MEASUREMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” This ASU adds new disclosure requirements for transfers into and out of Levels 1 and 2 fair-value measurements and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques. Except for the detailed Level 3 reconciliation disclosures, the guidance in the ASU was effective for annual and interim reporting periods in fiscal years beginning after December 15, 2009. The new disclosures for Level 3 activity are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2010. Management of the BBH Money Market Fund (the “Fund”) believes that these new Level 3 requirements will not have an impact on the Fund’s holdings disclosure.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

At March 31, 2011, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of March 31, 2011
Certificates of Deposit	$ –	$ 621,413,937	$ –	$ 621,413,937
Commercial Paper	–	322,920,117	–	322,920,117
Corporate Bonds	–	4,900,095	–	4,900,095
Municipal Bonds	–	315,149,000	–	315,149,000
U.S. Government Agency Obligations	–	199,955,348	–	199,955,348
Time Deposits	–	135,400,000	–	135,400,000
Repurchase Agreements	–	135,000,000	–	135,000,000
Total Investments, at value	$ –	$ 1,734,738,497	$ –	$ 1,734,738,497

* The Fund's policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 or as of March 31, 2011, based on the valuation input Levels on December 31, 2010.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

EXHIBIT 3 (a) The certifications required by Rule 30a-2(a) under the Act are attached as Exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of BBH Money Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:                 5/24/2011

                            /s/ John A. Gehret
       =======================
       John A. Gehret
       President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of BBH Money Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:    5/24/2011

                      /s/ Charles H. Schreiber
     ==========================
     Charles H. Schreiber
     Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           BBH TRUST
              ----------------------

By (Signature and Title)                        /s/ John A. Gehret
                 ---------------------------
             John A. Gehret
          President - Principal Executive Officer

Date:                                                      5/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ John A. Gehret
                      ---------------------------
            John A. Gehret
             President - Principal Executive Officer

Date:                                               5/24/2011

By (Signature and Title)         /s/ Charles H. Schreiber
                   ------------------------------
           Charles H. Schreiber
       Treasurer - Principal Financial Officer

Date:                                         5/24/2011